Operating Context - Schedule of Distribution and Sale of Energy and Gas (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023 PowerPlant Customer MW
Cemig Geracaoe Transmissao S A [Member]
IfrsStatementLineItems [Line Items]
Number of power plants	68
Installed generation capacity | MW	5,517
Cemig Geracaoe Transmissao S A [Member] | Hydroelectric [member]
IfrsStatementLineItems [Line Items]
Number of power plants	60
Cemig Geracaoe Transmissao S A [Member] | Wind power [member]
IfrsStatementLineItems [Line Items]
Number of power plants	7
Cemig Geracaoe Transmissao S A [Member] | Solar [member]
IfrsStatementLineItems [Line Items]
Number of power plants	1
Central Eolica Praiasde Parajuru S A [Member] | Wind Turbines [Member]
IfrsStatementLineItems [Line Items]
Number of power plants	19
Central Eolica Voltado Rio S A [Member] | Wind Turbines [Member]
IfrsStatementLineItems [Line Items]
Number of power plants	28
Efficientia S A [Member] | Wind Turbines [Member]
IfrsStatementLineItems [Line Items]
Number Of customers | Customer	14,000
Amazonia Energia Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of share	25.50%
Remaining percentage of share	74.50%
Percentage of share acquired	9.77%
Alianca Norte Energia Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of share	49.00%
Remaining percentage of share	51.00%
Percentage of share acquired	9.00%
Alianca Geracaode Energia S A [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Percentage of share	45.00%
Alianca Geracaode Energia S A [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Percentage of share	55.00%